Other reserves - Summary of Other Reserves, Footnotes (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reserves within equity [Line Items]
– recognised in income and expense	£ (382)	£ (18)	£ 277
Non-controlling interests
Disclosure of reserves within equity [Line Items]
Exchange differences in relation to retained earnings attributed to non-controlling interests	1	(2)	1
Operating costs
Disclosure of reserves within equity [Line Items]
– recognised in income and expense	(428)	(63)	243
Finance expense
Disclosure of reserves within equity [Line Items]
– recognised in income and expense	£ 46	£ 45	£ 34